Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	333-146316
Entity Registrant Name	KRAIG BIOCRAFT LABORATORIES, INC.
Entity Central Index Key	0001413119
Entity Tax Identification Number	83-0458707
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2723 South State St. Suite 150
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48104
City Area Code	(734)
Local Phone Number	619-8066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable